Commitments And Contingencies (Narrative) (Details) (USD $)					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Surety Bonds [Member]	Dec. 31, 2013 Ammonia Nitrate [Member] T	Dec. 31, 2013 Rhino Eastern [Member]	Dec. 31, 2013 Timber Wolf [Member]	Dec. 31, 2013 Muskie Proppant [Member]	Dec. 31, 2013 Letters of Credit [Member] PNC Bank, N.A. [Member]
Commitments And Contingencies [Line Items]
Purchase commitment, tons				2,000
Purchase commitments				$ 900,000
Line of credit facility, amount outstanding	167,040,000	157,250,000						21,500,000
Long-term debt	171,046,000	163,549,000	75,200,000
Payments to acquire interest in joint venture					2,300,000	0	500,000
Loans to joint venture							$ 200,000